Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative liabilities, statement of operations		Change in fair value of derivative warrant liabilities		Change in fair value of derivative warrant liabilities	Change in fair value of derivative warrant liabilities
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning - Level 3	$ 2,570,000	$ 5,756,800	$ 8,224,000	$ 0	$ 0
Issuance of public and private warrants - Level 3				21,272,000	21,272,000
Transfer of public warrants to Level 1 measurement				(14,076,000)	(14,076,000)
Change in fair value of derivative warrant liabilities - Level 3	(822,400)	(3,186,800)	822,400	1,028,000	(1,439,200)
Derivative warrant liabilities at the ending - Level 3	$ 1,747,600	$ 2,570,000	$ 9,046,400	$ 8,224,000	$ 5,756,800